Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net Income	$ 129,481	$ 37,719
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	40,125	25,519
Gain on sale of vessel	0	(7,770)
Amortization of derivative assets’ premium	129	0
Amortization of deferred financing costs	6,093	5,363
Amortization of original issue discount on repurchase of notes	326	7,136
Amortization of intangible liabilities - charter agreements	(23,420)	(2,461)
Fair value adjustment on derivative asset	(6,648)	0	$ 0
Prepayment fees on debt repayment	15,197	3,056
Share based compensation	2,105	1,854
Changes in operating assets and liabilities:
Increase in accounts receivable and other assets	(6,184)	(5,633)
Increase in inventories	(543)	(139)
Increase in derivative assets	(15,370)
Decrease in accounts payable and other liabilities	(1,015)	(3,148)
Decrease/(increase) in related parties' balances, net	2,183	(447)
Increase in deferred revenue	607	620
Unrealized foreign exchange loss	4	0
Net cash provided by operating activities	143,070	61,669
Cash flows from investing activities:
Acquisition of vessels and intangibles		(98,400)
Cash paid for vessel expenditures	(3,225)	(2,233)
Advances for vessels acquisitions and other additions	(2,324)	(25,957)
Cash paid for drydockings	(15,253)	(4,181)
Net proceeds from sale of vessels	0	16,514
Time deposits withdrawal	100	0
Net cash used in investing activities	(20,702)	(114,257)
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	0	22,702
Repurchase of 2022 Notes, including premium	0	(239,183)
Repurchase of 2024 Notes, including premium	(29,070)	0
Proceeds from drawdown of credit facilities and sale and leaseback	60,000	461,805
Proceeds from 2027 USPP Notes	350,000
Repayment of credit facilities and sale and leaseback	(79,918)	(53,838)
Repayment of refinanced debt, including prepayment fees	(276,671)	(146,855)
Deferred financing costs paid	(9,264)	(7,916)
Net proceeds from offering of Class A common shares, net of offering costs	0	67,612
Cancellation of Class A common shares	(4,925)	0
Proceeds from offering of Series B preferred shares, net of offering costs	0	34,345
Class A common shares - dividend paid	(23,093)	(9,347)
Series B Preferred Shares - dividend paid	(4,768)	(3,495)
Net cash (used in)/provided by financing activities	(17,709)	125,830
Net increase in cash and cash equivalents and restricted cash	104,659	73,242
Cash and cash equivalents and restricted cash at beginning of the period	195,642	92,262	92,262
Cash and cash equivalents and restricted cash at end of the period	300,301	165,504	195,642
Supplementary Cash Flow Information:
Cash paid for interest	25,297	24,547
Non-cash investing activities:
Unpaid capitalized expenses	8,101	0
Unpaid drydocking expenses	7,417	1,890
Unpaid vessel expenditures		3,474
Non-cash financing activities:
Unpaid offering costs	0	63
Unpaid deferred financing costs	341	406
Unrealized gain on derivative assets	$ 22,914	$ 0	$ 227